UNDISCOVERED MANAGERS FUNDS
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 3, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: Undiscovered Managers Funds (the “Trust”), on behalf of
Undiscovered Managers Behavioral Value Fund (the “Fund”)
File Nos. 333-37711 and 811-08437
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Fund do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 76 (Amendment No. 77 under the Investment Company Act of 1940, as amended) filed electronically on October 22, 2025.
Please contact the undersigned at (212) 270-8230 or zach.vonnegut-gabovitch@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary